Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Investment Securities
TABLE 13 Investment Securities

	Available-for-Sale				Held-to-Maturity
At December 31, 2016 (Dollars in Millions)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)	Amortized Cost	Fair Value	Weighted- Average Maturity in Years	Weighted- Average Yield(e)
U.S. Treasury and Agencies
Maturing in one year or less	$3,219	$3,218	.6	.74%	$450	$450	.5	.98%
Maturing after one year through five years	9,509	9,414	2.7	1.10	709	715	2.7	1.78
Maturing after five years through ten years	4,285	4,203	6.2	1.91	4,087	3,961	6.7	1.77
Maturing after ten years	301	292	10.2	2.26	–	–	–	–
Total	$17,314	$17,127	3.3	1.25%	$5,246	$5,126	5.6	1.71%
Mortgage-Backed Securities(a)
Maturing in one year or less	$161	$165	.7	4.15%	$271	$273	.7	2.83%
Maturing after one year through five years	19,304	19,279	4.2	2.06	25,882	25,680	3.8	1.99
Maturing after five years through ten years	22,222	21,834	5.8	1.79	11,317	11,071	5.7	1.86
Maturing after ten years	2,304	2,312	12.2	1.70	237	239	11.1	1.62
Total	$43,991	$43,590	5.4	1.91%	$37,707	$37,263	4.4	1.96%
Asset-Backed Securities(a)
Maturing in one year or less	$–	$–	–	–%	$–	$–	.1	1.38%
Maturing after one year through five years	252	256	3.9	3.18	5	8	3.1	1.39
Maturing after five years through ten years	223	227	5.4	3.49	2	2	5.8	1.53
Maturing after ten years	–	–	–	–	1	6	11.5	1.52
Total	$475	$483	4.6	3.32%	$8	$16	5.0	1.45%
Obligations of State and Political Subdivisions(b)(c)
Maturing in one year or less	$1,573	$1,593	.4	7.09%	$–	$–	.3	8.20%
Maturing after one year through five years	517	530	2.6	6.15	–	–	2.5	8.15
Maturing after five years through ten years	1,771	1,732	8.1	5.30	6	7	8.8	3.30
Maturing after ten years	1,306	1,184	20.0	5.05	–	–	–	–
Total	$5,167	$5,039	8.2	5.87%	$6	$7	8.4	3.59%
Other Debt Securities
Maturing in one year or less	$–	$–	–	–%	$8	$8	.3	2.15%
Maturing after one year through five years	–	–	–	–	16	15	3.8	1.65
Maturing after five years through ten years	–	–	–	–	–	–	–	–
Maturing after ten years	11	9	20.4	5.65	–	–	–	–
Total	$11	$9	20.4	5.65%	$24	$23	2.6	1.82%
Other Investments	$27	$36	–	–%	$–	$–	–	–%
Total investment securities(d)	$66,985	$66,284	5.1	2.06%	$42,991	$42,435	4.6	1.93%
(a)	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities anticipating future prepayments.
(b)	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, yield to maturity if purchased at par or a discount.
(c)	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and contractual maturity for securities with a fair value equal to or below par.
(d)	The weighted-average maturity of the available-for-sale investment securities was 4.7 years at December 31, 2015, with a corresponding weighted-average yield of 2.21 percent. The weighted-average maturity of the held-to-maturity investment securities was 4.2 years at December 31, 2015, with a corresponding weighted-average yield of 1.92 percent.
(e)	Weighted-average yields are presented on a fully-taxable equivalent basis under a tax rate of 35 percent. Yields on available-for-sale and held-to-maturity investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity. Weighted-average yield and maturity calculations exclude equity securities that have no stated yield or maturity.

	2016		2015
At December 31 (Dollars in Millions)	Amortized Cost	Percent of Total	Amortized Cost	Percent of Total
U.S. Treasury and agencies	$22,560	20.5%	$7,536	7.2%
Mortgage-backed securities	81,698	74.3	91,265	86.6
Asset-backed securities	483	.4	558	.5
Obligations of state and political subdivisions	5,173	4.7	5,157	4.9
Other debt securities and investments	62	.1	891	.8
Total investment securities	$109,976	100.0%	$105,407	100.0%

Investment Securities Held-to-Maturity

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2016					2015
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value
Held-to-maturity(a)
U.S. Treasury and agencies	$5,246	$12	$–	$(132)	$5,126	$2,925	$14	$–	$(20)	$2,919
Mortgage-backed securities
Residential
Agency	37,706	85	–	(529)	37,262	40,619	175	–	(273)	40,521
Non-agency non-prime(d)	1	–	–	–	1	1	–	–	–	1
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	5	–	–	5	–	6	–	–	6
Other	8	3	–	–	11	10	3	–	–	13
Obligations of state and political subdivisions	6	1	–	–	7	8	1	–	(1)	8
Obligations of foreign governments	9	–	–	–	9	9	–	–	–	9
Other debt securities	15	–	–	(1)	14	18	–	–	(2)	16
Total held-to-maturity	$42,991	$106	$–	$(662)	$42,435	$43,590	$199	$–	$(296)	$43,493

(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted-average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Investment Securities Available-for-Sale

The amortized cost, other-than-temporary impairment recorded in other comprehensive income (loss), gross unrealized holding gains and losses, and fair value of held-to-maturity and available-for-sale investment securities at December 31 were as follows:

	2016					2015
			Unrealized Losses					Unrealized Losses
(Dollars in Millions)	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value	Amortized Cost	Unrealized Gains	Other-than- Temporary(e)	Other(f)	Fair Value
Available-for-sale(b)
U.S. Treasury and agencies	$17,314	$11	$–	$(198)	$17,127	$4,611	$12	$–	$(27)	$4,596
Mortgage-backed securities
Residential
Agency	43,558	225	–	(645)	43,138	50,056	384	–	(364)	50,076
Non-agency
Prime(c)	240	6	(3)	(1)	242	316	6	(3)	(1)	318
Non-prime(d)	178	20	(3)	–	195	221	20	(1)	–	240
Commercial agency	15	–	–	–	15	52	–	–	–	52
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	–	–	–	–	16	3	–	–	19
Other	475	8	–	–	483	532	9	–	–	541
Obligations of state and political subdivisions	5,167	55	–	(183)	5,039	5,149	169	–	(2)	5,316
Corporate debt securities	11	–	–	(2)	9	677	3	–	(70)	610
Perpetual preferred securities	–	–	–	–	–	153	20	–	(12)	161
Other investments	27	9	–	–	36	34	34	–	–	68
Total available-for-sale	$66,985	$334	$(6)	$(1,029)	$66,284	$61,817	$660	$(4)	$(476)	$61,997
(a)	Held-to-maturity investment securities are carried at historical cost or at fair value at the time of transfer from the available-for-sale to held-to-maturity category, adjusted for amortization of premiums and accretion of discounts and credit-related other-than-temporary impairment.
(b)	Available-for-sale investment securities are carried at fair value with unrealized net gains or losses reported within accumulated other comprehensive income (loss) in shareholders’ equity.
(c)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads). When the Company determines the designation, prime securities typically have a weighted-average credit score of 725 or higher and a loan-to-value of 80 percent or lower; however, other pool characteristics may result in designations that deviate from these credit score and loan-to-value thresholds.
(d)	Includes all securities not meeting the conditions to be designated as prime.
(e)	Represents impairment not related to credit for those investment securities that have been determined to be other-than-temporarily impaired.
(f)	Represents unrealized losses on investment securities that have not been determined to be other-than-temporarily impaired.

Amount of Interest Income from Taxable and Non-Taxable Investment Securities

The following table provides information about the amount of interest income from taxable and non-taxable investment securities:

Year Ended December 31 (Dollars in Millions)	2016	2015	2014
Taxable	$1,878	$1,778	$1,634
Non-taxable	200	223	232
Total interest income from investment securities	$2,078	$2,001	$1,866

Amount of Gross Gains and Losses Realized through Sales of Available-for-Sale Investment Securities

The following table provides information about the amount of gross gains and losses realized through the sales of available-for-sale investment securities:

Year Ended December 31 (Dollars in Millions)	2016	2015	2014
Realized gains	$93	$7	$11
Realized losses	(66)	(6)	–
Net realized gains (losses)	$27	$1	$11
Income tax (benefit) on net realized gains (losses)	$10	$–	$4

Changes in Credit Losses on Debt Securities

Changes in the credit losses on debt securities are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2016	2015	2014
Balance at beginning of period	$84	$101	$116
Additions to Credit Losses Due to Other-than-temporary Impairments
Decreases in expected cash flows on securities for which other-than-temporary impairment was previously recognized	3	1	3
Total other-than-temporary impairment on debt securities	3	1	3
Other Changes in Credit Losses
Increases in expected cash flows	(2)	(3)	(5)
Realized losses(a)	(10)	(15)	(13)
Balance at end of period	$75	$84	$101
(a)	Primarily represents principal losses allocated to mortgage and asset-backed securities in the Company’s portfolio under the terms of the securitization transaction documents.

Gross Unrealized Losses and Fair Value of Company's Investment Securities

The following table shows the gross unrealized losses and fair value of the Company’s investment securities with unrealized losses, aggregated by investment category and length of time the individual investment securities have been in continuous unrealized loss positions, at December 31, 2016:

	Less Than 12 Months		12 Months or Greater		Total
(Dollars in Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity
U.S. Treasury and agencies	$3,662	$(132)	$–	$–	$3,662	$(132)
Residential agency mortgage-backed securities	26,937	(462)	2,132	(67)	29,069	(529)
Other asset-backed securities	–	–	5	–	5	–
Other debt securities	15	(1)	–	–	15	(1)
Total held-to-maturity	$30,614	$(595)	$2,137	$(67)	$32,751	$(662)
Available-for-sale
U.S. Treasury and agencies	$14,490	$(198)	$–	$–	$14,490	$(198)
Residential mortgage-backed securities
Agency	30,601	(552)	3,149	(93)	33,750	(645)
Non-agency(a)
Prime(b)	11	–	93	(4)	104	(4)
Non-prime(c)	18	(1)	12	(2)	30	(3)
Commercial agency	10	–	–	–	10	–
Other asset-backed securities	–	–	2	–	2	–
Obligations of state and political subdivisions	2,272	(183)	3	–	2,275	(183)
Corporate debt securities	–	–	9	(2)	9	(2)
Other investments	1	–	–	–	1	–
Total available-for-sale	$47,403	$(934)	$3,268	$(101)	$50,671	$(1,035)
(a)	The Company had $7 million of unrealized losses on residential non-agency mortgage-backed securities. Credit-related other-than-temporary impairment on these securities may occur if there is further deterioration in the underlying collateral pool performance. Borrower defaults may increase if economic conditions worsen. Additionally, deterioration in home prices may increase the severity of projected losses.
(b)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(c)	Includes all securities not meeting the conditions to be designated as prime.